Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings Adjustments [Line Items]
Net (loss) income attributable to Molycorp stockholders	$ (18,891)	$ 26,579		$ 45,356	$ 47,787		$ (2,198)		$ (9,589)	$ (10,145)	$ (23,291)	$ (7,749)	$ (89,976)	$ 90,947	$ 117,526	$ (50,774)	$ (28,587)
Cummulative undeclared and paid dividends on preferred stock	(2,846)			(2,846)									(8,539)	(7,116)	(9,962)
(Loss) Income attributable to common stockholders	(21,737)			42,510									(98,515)	83,831	107,564
Weighted average common shares outstanding - basic	117,086,022	83,847,119	[1]	83,847,119	83,847,119	[1]	82,253,700	[1]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638	83,321,816	83,454,221	62,332,054	39,526,568
Basic (loss) earnings per share	$ (0.19)	$ 0.27		$ 0.51	$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)	$ 1.01	$ 1.29	$ (0.81)	$ (0.72)
Dilutive Securities, Effect on Basic Earnings Per Share, Other	0			404									0	413
(Loss) income attributable to common stockholders adjusted for effect of dilution	$ (21,737)			$ 42,914									$ (98,515)	$ 84,244	$ 107,977
Weighted average common shares outstanding - diluted	117,086,022	87,069,711	[1]	87,069,256	84,413,499	[1]	82,253,700	[1]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638	84,596,676	85,220,017	62,332,054	39,526,568
Diluted (loss) earnings per share	$ (0.19)	$ 0.26		$ 0.49	$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)	$ 1.00	$ 1.27	$ (0.81)	$ (0.72)
Convertible Debt | 3.25% Convertible Notes
Retained Earnings Adjustments [Line Items]
Interest rate	3.25%												3.25%
Convertible Debt | 6.00% Convertible Notes
Retained Earnings Adjustments [Line Items]
Interest rate	6.00%												6.00%

[1]	Weighted average shares outstanding include the retroactive treatment of exchange ratios for conversion of Class A common stock and Class B common stock to common stock in conjunction with the initial public offering.